Derivative Instruments - Offsetting Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Offsetting Derivative Assets
Gross amount recognized	$ 1,370	$ 871
Gross amounts not offset on the consolidated balance sheets, financial instruments	(8)	(7)
Gross amounts not offset on the consolidated balance sheets, collateral received/pledged	(1,383)	(867)
Net amount	(21)	(3)
Off-balance sheet securities collateral	(26)	(57)
Net amount after securities collateral	(47)	(60)
Offsetting Derivative Liabilities
Gross amount recognized	(40)	(17)
Gross amounts not offset on the consolidated balance sheets, financial instruments	8	7
Gross amounts not offset on the consolidated balance sheets, collateral received/pledged	25	9
Net amount	(7)	(1)
Off-balance sheet securities collateral	0	0
Net amount after securities collateral	$ (7)	$ (1)